UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Enterprise Mergers and Acquisitions Fund

Class AAA - EAAAX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EAAAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	$202	1.87%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based index, the S&P 500 Total Return Index, while outperforming its comparative indices: the S&P Merger Arbitrage Total Return Index and the Lipper US Treasury Money Market Average. The fund benefitted from announced M&A volume being up 33% YTD globally as well as a favorable regulatory environment. Deal activity stalled during the spring due to uncertainty related to tariffs, but picked back up during the summer with a number of megadeals announced during that time.  Top contributors included Fox Corp. and Millicom International Cellular SA.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000
09/16	10,720	11,543	10,003	10,265
09/17	11,642	13,691	10,032	10,289
09/18	11,997	16,143	10,148	10,656
09/19	11,884	16,829	10,351	11,146
09/20	11,646	19,379	10,422	11,611
09/21	13,739	25,193	10,423	12,550
09/22	11,885	21,295	10,477	12,224
09/23	12,644	25,899	10,927	12,468
09/24	14,738	35,314	11,490	13,654
09/25	17,038	41,529	11,971	14,625

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	15.61%	7.22%	5.14%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

Fund Statistics

  Total Net Assets$53,541,411
  Number of Portfolio Holdings225
  Portfolio Turnover Rate100%
  Management Fees$314,425

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EAAAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2025

Class AAA - EAAAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EAAAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EAAAX-25-ATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class C - EMACX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EMACX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	$281	2.62%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based index, the S&P 500 Total Return Index, while outperforming its comparative indices: the S&P Merger Arbitrage Total Return Index and the Lipper US Treasury Money Market Average. The fund benefitted from announced M&A volume being up 33% YTD globally as well as a favorable regulatory environment. Deal activity stalled during the spring due to uncertainty related to tariffs, but picked back up during the summer with a number of megadeals announced during that time.  Top contributors included Fox Corp. and Millicom International Cellular SA.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000	10,000
09/16	10,640	10,540	11,543	10,003	10,265
09/17	11,466	11,253	13,691	10,032	10,289
09/18	11,725	11,395	16,143	10,148	10,656
09/19	11,531	11,094	16,829	10,351	11,146
09/20	11,216	10,683	19,379	10,422	11,611
09/21	13,133	12,402	25,193	10,423	12,550
09/22	11,279	10,545	21,295	10,477	12,224
09/23	11,914	11,033	25,899	10,927	12,468
09/24	13,796	12,666	35,314	11,490	13,654
09/25	15,834	14,410	41,529	11,971	14,625

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	14.77%	6.43%	4.35%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	13.77%	6.43%	4.35%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

Fund Statistics

  Total Net Assets$53,541,411
  Number of Portfolio Holdings225
  Portfolio Turnover Rate100%
  Management Fees$314,425

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EMACX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2025

Class C - EMACX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EMACX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMACX-25-ATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class Y - EMAYX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EMAYX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	$108	1.00%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based index, the S&P 500 Total Return Index, while outperforming its comparative indices: the S&P Merger Arbitrage Total Return Index and the Lipper US Treasury Money Market Average. The fund benefitted from announced M&A volume being up 33% YTD globally as well as a favorable regulatory environment. Deal activity stalled during the spring due to uncertainty related to tariffs, but picked back up during the summer with a number of megadeals announced during that time.  Top contributors included Fox Corp. and Millicom International Cellular SA.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000
09/16	10,749	11,543	10,003	10,265
09/17	11,698	13,691	10,032	10,289
09/18	12,083	16,143	10,148	10,656
09/19	12,002	16,829	10,351	11,146
09/20	11,791	19,379	10,422	11,611
09/21	14,002	25,193	10,423	12,550
09/22	12,196	21,295	10,477	12,224
09/23	13,078	25,899	10,927	12,468
09/24	15,366	35,314	11,490	13,654
09/25	17,914	41,529	11,971	14,625

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	16.58%	8.05%	5.67%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

Fund Statistics

  Total Net Assets$53,541,411
  Number of Portfolio Holdings225
  Portfolio Turnover Rate100%
  Management Fees$314,425

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EMAYX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2025

Class Y - EMAYX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EMAYX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMAYX-25-ATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class A - EMAAX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You may find additional information about the Fund at https://gabelli.com/ticker/EMAAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	$202	1.87%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based index, the S&P 500 Total Return Index, while outperforming its comparative indices: the S&P Merger Arbitrage Total Return Index and the Lipper US Treasury Money Market Average. The fund benefitted from announced M&A volume being up 33% YTD globally as well as a favorable regulatory environment. Deal activity stalled during the spring due to uncertainty related to tariffs, but picked back up during the summer with a number of megadeals announced during that time.  Top contributors included Fox Corp. and Millicom International Cellular SA.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000	10,000
09/16	10,697	10,082	11,543	10,003	10,265
09/17	11,590	10,924	13,691	10,032	10,289
09/18	11,918	11,233	16,143	10,148	10,656
09/19	11,787	11,109	16,829	10,351	11,146
09/20	11,529	10,866	19,379	10,422	11,611
09/21	13,600	12,818	25,193	10,423	12,550
09/22	11,771	11,095	21,295	10,477	12,224
09/23	12,519	11,799	25,899	10,927	12,468
09/24	14,591	13,752	35,314	11,490	13,654
09/25	16,872	15,902	41,529	11,971	14,625

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	15.63%	7.22%	5.03%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	8.98%	5.96%	4.41%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

Fund Statistics

  Total Net Assets$53,541,411
  Number of Portfolio Holdings225
  Portfolio Turnover Rate100%
  Management Fees$314,425

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/EMAAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2025

Class A - EMAAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/EMAAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMAAX-25-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Salvatore M. Salibello is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $23,628 in 2024 and $24,101 in 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2024 and $0 in 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,840 in 2024 and $4,940 in 2025. Tax fees include amounts related to tax compliance, tax reporting and tax planning.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2024 and $0 in 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,840 in 2024 and $4,940 in 2025.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Annual Report — September 30, 2025

To Our Shareholders,

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund was 15.6% compared with a total return of 17.6% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

Gabelli Enterprise Mergers and Acquisitions Fund

Long Positions
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Wireless Communications	4.7%
Business Services	4.0%
Retail	3.3%
Broadcasting	3.3%
Materials	2.6%
Cable and Satellite	1.9%
Computer Software and Services	1.7%
Machinery	1.3%
Automotive	1.1%
Food and Beverage	0.9%
Real Estate	0.7%
Specialty Chemicals	0.5%
U.S. Government Obligations	0.4%
Hotels and Gaming	0.4%
Consumer Products	0.3%
Publishing	0.2%
Aerospace and Defense	0.2%
Semiconductors	0.2%
Electronics	0.2%
Communications Equipment	0.1%
Closed-End Funds	0.1%
Containers and Packaging	0.1%
Media	0.1%
Communications	0.1%
Transportation	0.0	%*
Other Assets and Liabilities (Net)	1.9%

Short Positions
Metals and Mining	(1.2)%
Electronics	(0.2)%
Communications	(0.1)%
Equipment and Supplies	(0.0	)%**
Energy and Utilities	(0.0	)%**
	100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 98.5%
	Aerospace and Defense — 0.2%
1,200	Ducommun Inc.†	$73,653	$115,356

	Automotive — 1.1%
20,000	Iveco Group NV	119,447	430,994
25,000	Pinewood Technologies Group plc†	185,298	139,533
		304,745	570,527
	Broadcasting — 3.3%
33,000	Sinclair Inc.	594,157	498,300
63,000	TEGNA Inc.	1,192,457	1,280,790
		1,786,614	1,779,090
	Building and Construction — 6.4%
800	Carrier Global Corp.	11,582	47,760
2,700	Champion Homes Inc.†	13,469	206,199
2,400	Lennar Corp., Cl. B	276,238	287,976
11,510	Nobility Homes Inc.	168,049	345,300
8,300	Vulcan Materials Co.	327,152	2,553,246
		796,490	3,440,481
	Business Services — 4.0%
4,609	Acuren Corp.†	48,826	61,346
290,000	Clear Channel Outdoor Holdings Inc.†	710,413	458,200
66,000	Dawson Geophysical Co.†	152,750	116,160
2,000	Ework Group AB	16,512	23,454
6,000	Just Eat Takeaway.com NV†	121,219	142,224
11,000	Ricardo plc	63,450	63,614
50,000	Verint Systems Inc.†	1,017,292	1,012,500
3,000	WNS Holdings Ltd.†	225,918	228,810
2,000	Yext Inc.†	17,806	17,040
		2,374,186	2,123,348
	Cable and Satellite — 1.9%
3,500	Liberty Broadband Corp., Cl. A†	14,632	221,655
3,500	Liberty Broadband Corp., Cl. C†	88,458	222,390
110,000	WideOpenWest Inc.†	514,660	567,600
		617,750	1,011,645
	Communications — 0.1%
1,000	The Interpublic Group of Companies Inc.	23,635	27,910

	Communications Equipment — 0.1%
2,000	Digi International Inc.†	19,561	72,920

	Computer Software and Services — 1.6%
1,000	Datagroup SE	61,259	75,139
5,000	Informatica Inc., Cl. A†	119,944	124,200
Shares		Cost	Market Value
5,000	Integral Ad Science Holding Corp.†	$51,050	$50,850
6,000	Playtech plc	52,349	29,776
200	Rockwell Automation Inc.	52,559	69,906
2,000	Sapiens International Corp. NV	85,233	86,000
33,000	Stratasys Ltd.†	391,388	369,600
4,000	Vimeo Inc.†	31,120	31,000
		844,902	836,471
	Consumer Products — 0.3%
4,500	Bang & Olufsen A/S†	12,186	9,088
6,500	Capri Holdings Ltd.†	189,189	129,480
7,900	iRobot Corp.†	71,869	28,361
2,000	Monogram Technologies Inc.†	11,055	11,740
		284,299	178,669
	Containers and Packaging — 0.1%
10,000	Ardagh Metal Packaging SA	36,408	39,900

	Diversified Industrial — 7.9%
1,200	Chart Industries Inc.†	238,872	240,180
1,500	Dayforce Inc.†	103,362	103,335
5,300	Emeren Group Ltd., ADR†	10,037	10,017
300	Herc Holdings Inc.	35,618	34,998
6,500	Hexcel Corp.	334,101	407,550
107,500	Myers Industries Inc.(a)	1,724,544	1,821,050
550,000	Schmitt Industries Inc.†(b)	16,610	8,250
1,500	Steelcase Inc., Cl. A	24,734	25,800
3,000	Target Hospitality Corp.†	29,868	25,440
150,000	TELUS International CDA Inc.†	672,144	672,000
45,000	Tredegar Corp.†	326,100	361,350
44,000	Velan Inc.	253,658	493,210
		3,769,648	4,203,180
	Electronics — 0.2%
800	Bel Fuse Inc., Cl. A	70,457	93,080

	Energy and Utilities — 15.4%
4,200	Alerion Cleanpower SpA	11,515	95,070
48,000	Algonquin Power & Utilities Corp.	242,597	257,760
11,000	ALLETE Inc.	704,063	730,400
125,000	Alvopetro Energy Ltd.	347,695	599,986
8,000	Aris Water Solutions Inc., Cl. A	191,770	197,280
17,000	Avista Corp.	670,525	642,770
3,500	Berry Corp.	13,968	13,230
2,500	DMC Global Inc.†	26,194	21,125
32,000	Endesa SA	866,726	1,022,269
12,500	Energy Transfer LP	79,902	214,500

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
160,000	Gulf Coast Ultra Deep Royalty Trust†	$94,045	$5,216
2,500	KLX Energy Services Holdings Inc.†	14,337	4,800
2,000	National Fuel Gas Co.	113,312	184,740
7,200	Northwestern Energy Group Inc.	199,375	421,992
8,200	ONEOK Inc.	538,113	598,354
4,000	Parkland Corp.	113,486	110,656
12,000	Portland General Electric Co.	563,283	528,000
13,965	Schlumberger NV	481,513	479,977
16,000	Severn Trent plc	441,588	556,896
2,000	Southwest Gas Holdings Inc.	123,299	156,680
18,500	TXNM Energy Inc.	863,040	1,046,175
10,000	UGI Corp.	350,821	332,600
		7,051,167	8,220,476
	Entertainment — 9.9%
22,000	Atlanta Braves Holdings Inc., Cl. A†	556,433	1,000,340
7,500	Atlanta Braves Holdings Inc., Cl. C†	302,507	311,925
400	Electronic Arts Inc.	80,767	80,680
1,500	Endeavor Group Holdings Inc., Cl. A	39,026	41,250
43,000	Fox Corp., Cl. B(a)	1,605,673	2,463,470
120,000	IMAX China Holding Inc.†	143,481	126,138
3,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	7,186	285,660
3,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	9,110	313,350
128	Liberty Media Corp.-Liberty Live, Cl. A†	162	12,071
128	Liberty Media Corp.-Liberty Live, Cl. C†	175	12,412
17,000	Manchester United plc, Cl. A†	289,691	257,380
20,000	MultiChoice Group†	127,122	145,026
13,000	Warner Bros Discovery Inc.†	82,979	253,890
		3,244,312	5,303,592
	Financial Services — 6.5%
1,800	Air Lease Corp.	114,582	114,570
4,000	Aspen Insurance Holdings Ltd., Cl. A†	145,798	146,840
70,000	AvidXchange Holdings Inc.†	690,424	696,500
800	Brookfield Asset Management Ltd., Cl. A	28,564	45,552
Shares		Cost	Market Value
3,000	Brookfield Corp.	$120,265	$205,740
17,500	Cadence Bank	492,550	656,950
6,000	Cantaloupe Inc.†	66,280	63,420
500	CFSB Bancorp Inc.†	6,820	7,070
200	CNFinance Holdings Ltd., ADR†	4,776	838
200	Core Scientific Inc.†	2,979	3,588
1,000	Dogwood State Bank†	23,670	23,550
2,000	First Bank	25,123	32,580
10,000	First Horizon Corp.	153,520	226,100
2,000	Guardian Capital Group Ltd.	97,033	95,653
14,000	International Money Express Inc.†	207,250	195,580
26,000	Navient Corp.	243,937	341,900
7,684	Shore Bancshares Inc.	127,051	126,094
1,500	SouthState Bank Corp.	101,474	148,305
7,000	Synovus Financial Corp.	234,372	343,560
		2,886,468	3,474,390
	Food and Beverage — 0.9%
3,000	Flowers Foods Inc.	7,113	39,150
9,900	GrainCorp Ltd., Cl. A	113,361	58,957
10,000	JDE Peet’s NV	365,286	366,304
		485,760	464,411
	Health Care — 11.5%
3,500	89bio Inc.†	51,900	51,450
6,000	Andlauer Healthcare Group Inc.	231,121	227,506
1,200	Bio-Rad Laboratories Inc., Cl. A†	116,459	336,468
2,000	Cross Country Healthcare Inc.†	30,479	28,400
2,500	Globus Medical Inc., Cl. A†	124,758	143,175
7,000	Grifols SA, ADR	46,970	69,720
100	ICU Medical Inc.†	6,058	11,996
2,200	Idorsia Ltd.†	22,649	11,925
1,000	Illumina Inc.†	65,945	94,970
24,000	LENSAR Inc.†	335,499	296,400
2,000	Merus NV†	187,825	188,300
1,500	Metsera Inc.†	78,909	78,495
4,000	Performant Healthcare Inc.†	30,020	30,920
22,000	Perrigo Co. plc	698,124	489,940
1,000	PharmaSGP Holding SE	32,809	36,278
1,000	Premier Inc., Cl. A	28,014	27,800
5,658	QIAGEN NV	270,220	252,800
3,000	QuidelOrtho Corp.†	100,785	88,350
14,000	scPharmaceuticals Inc.†	78,008	79,380
5,000	STAAR Surgical Co.†	133,950	134,350
10,000	Surgery Partners Inc.†	241,191	216,400
29,500	SurModics Inc.†	1,230,348	881,755
1,000	TherapeuticsMD Inc.†	2,282	1,060
15,000	Tourmaline Bio Inc.†	716,575	717,450

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
11,000	Verona Pharma plc, ADR†	$1,160,280	$1,173,810
40,000	Viatris Inc.	505,996	396,000
6,000	Zimvie Inc.†	112,579	113,640
		6,639,753	6,178,738
	Hotels and Gaming — 0.4%
2,400	Ryman Hospitality Properties Inc., REIT	131,570	215,016

	Machinery — 1.3%
25,000	CFT SpA†(c)	138,180	135,016
40,000	CNH Industrial NV	323,406	434,000
4,500	Valmet Oyj	144,300	149,409
		605,886	718,425
	Materials — 2.6%
539,200	Horizon Copper Corp.†	767,779	767,131
7,500	Rogers Corp.†	632,105	603,450
		1,399,884	1,370,581
	Media — 0.1%
12,000	The E.W. Scripps Co., Cl. A†	81,997	29,520

	Metals and Mining — 5.6%
36,500	Alamos Gold Inc., Cl. A	454,064	1,272,390
3,800	Kinross Gold Corp.	19,814	94,311
5,000	Newmont Corp.	190,040	421,550
2,500	Orogen Royalties Inc.†	3,559	4,455
15,000	Pan American Silver Corp.	210,416	581,267
50,000	Sandstorm Gold Ltd.	489,180	626,000
290	Triple Flag Precious Metals Corp.	6,763	8,489
		1,373,836	3,008,462
	Publishing — 0.2%
22,400	Lee Enterprises Inc.†	261,308	121,856

	Real Estate — 0.7%
15,000	City Office REIT Inc.	104,365	104,400
4,000	Corem Property Group AB, Cl. B	9,204	1,750
600	Millrose Properties Inc., REIT	6,636	20,166
12,000	Plymouth Industrial REIT Inc.	254,906	267,960
24,000	Trinity Place Holdings Inc.†	0	0
		375,111	394,276
	Retail — 3.3%
8,000	Albertsons Companies Inc., Cl. A	163,089	140,080
10,000	Bapcor Ltd.	32,731	20,976
Shares		Cost	Market Value
50,000	Big 5 Sporting Goods Corp.†	$71,463	$72,000
9,000	Macy’s Inc.	175,059	161,370
400	Potbelly Corp.†	6,816	6,816
10,000	Skechers USA Inc., Cl. A†	162,725	162,600
103,000	Sportsman’s Warehouse Holdings Inc.†	934,242	285,310
24,000	Village Super Market Inc., Cl. A	546,571	896,640
12,400	Yamada Holdings Co. Ltd.	36,458	40,700
		2,129,154	1,786,492
	Semiconductors — 0.2%
40,000	Alphawave IP Group plc†	97,457	100,330

	Specialty Chemicals — 0.5%
1,800	Covestro AG†	113,954	123,205
8,200	Mativ Holdings Inc.	129,810	92,742
13,500	SGL Carbon SE†	174,028	49,926
		417,792	265,873
	Telecommunications — 7.5%
5,000	Frontier Communications Parent Inc.†	179,498	186,750
200,000	Koninklijke KPN NV	605,309	959,668
50,000	Liberty Global Ltd., Cl. A†	568,554	573,000
20,000	Liberty Latin America Ltd., Cl. A†	165,478	165,800
12,000	Liberty Latin America Ltd., Cl. C†	110,478	101,280
4,000	Meridianlink Inc.†	79,103	79,720
7,000	Orange Belgium SA†	133,090	156,149
11,000	Parrot SA†	39,890	113,648
2,000	Rogers Communications Inc., Cl. B	38,397	68,940
60,000	Spirent Communications plc	153,732	160,097
5,800	Sunrise Communications AG, Cl. A	233,498	342,586
125,000	Telefonica Deutschland Holding AG†	321,059	306,134
30,500	Telesat Corp.†	339,467	808,250
		2,967,553	4,022,022
	Transportation — 0.0%
1,000	Cool Co. Ltd.	9,544	9,500

	Wireless Communications — 4.7%
14,800	Array Digital Infrastructure Inc.	305,092	740,148
27,500	Millicom International Cellular SA	607,635	1,334,850
380,321	NII Holdings Inc., Escrow†	129,309	133,112

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
8,500	Telephone and Data Systems Inc.	$107,635	$333,540
		1,149,671	2,541,650
	TOTAL COMMON STOCKS	42,310,571	52,718,187

	CLOSED-END FUNDS — 0.1%
30,000	Altaba Inc., Escrow†	0	40,500

	RIGHTS — 0.6%
	Computer Software and Services — 0.1%
4,000	Gen Digital Inc., CVR†	0	27,880

	Health Care — 0.2%
6,700	ABIOMED Inc., CVR†	0	10,720
52,000	Adamas Pharmaceuticals Inc., CVR†	0	650
52,000	Adamas Pharmaceuticals Inc., CVR†	0	650
20,000	Akouos Inc., CVR†	0	10,000
4,000	Albireo Pharma Inc., CVR†	0	9,000
13,000	Ambit Biosciences Corp., CVR†(c)	0	0
7,000	Blueprint Medicines Corp., CVR†	1	2,800
50,000	Checkpoint Therapeutics Inc., CVR†	0	5,000
56,000	Chinook Therapeutics Inc., CVR†	0	11,200
28,000	Epizyme Inc., CVR†	0	560
5,000	Flexion Therapeutics Inc., CVR†	0	500
12,000	Fusion Pharmaceuticals Inc., CVR†	0	6,000
30,000	Gracell Biotechnologies Inc., CVR†	0	1,200
30,000	Icosavax Inc., CVR†	0	9,000
75,000	Innocoll, CVR†(c)	45,000	0
2,000	Landos Biopharma Inc., CVR†	0	5,020
15,000	Mirati Therapeutics Inc., CVR†	0	7,500
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
6,000	Paragon 28 Inc., CVR†	0	300
100,000	Paratek Pharmaceuticals Inc., CVR†	0	2,000
4,500	Poseida Therapeutics Inc., CVR†	0	2,250
2,000	Prevail Therapeutics Inc., CVR†	0	400
Shares		Cost	Market Value
20,000	Regulus Therapeutics Inc, CVR†	$0	$20,000
5,000	Sage Therapeutics Inc., CVR†	0	750
500	Sigilon Therapeutics Inc., CVR†	0	3,775
4,000	Theratechnologies Inc., CVR†	0	1,520
17,000	Verve Therapeutics Inc., CVR†	0	8,500
65,000	Vigil Neuroscience Inc., CVR†	0	3,250
		45,001	124,045
	Materials — 0.0%
17,500	Resolute Forest Products Inc., CVR†	0	26,250

	Metals and Mining — 0.3%
10,000	Kinross Gold Corp., CVR†(c)	0	0
400,000	Pan American Silver Corp., CVR†	92,000	139,960
		92,000	139,960
	TOTAL RIGHTS	137,001	318,135

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$245,000	U.S. Treasury Bills, 3.900% to 3.908%††, 12/11/25 to 12/26/25	242,907	242,917

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 99.6%	$42,690,479	53,319,739

	SECURITIES SOLD SHORT — (1.5)%
	(Proceeds received $676,567)		(780,903)

	Other Assets and Liabilities (Net) — 1.9%		1,002,575

	NET ASSETS — 100.0%		$53,541,411

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (1.5)%
	Communications — (0.1)%
300	Omnicom Group Inc.	$21,338	$24,459

	Electronics — (0.2)%
800	Bel Fuse Inc., Cl. B	76,890	112,816

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — September 30, 2025

Shares		Proceeds	Market Value
	Energy and Utilities — (0.0)%
140	California Resources Corp.	$7,956	$7,445

	Equipment and Supplies — (0.0)%
200	HNI Corp.	9,167	9,370

	Metals and Mining — (1.2)%
3,125	Royal Gold Inc.	561,216	626,813

	TOTAL SECURITIES SOLD SHORT(d)	$676,567	$780,903

(a)	Securities, or a portion thereof, with a value of $2,954,380 were deposited with the broker as collateral for securities sold short.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 9.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	At September 30, 2025, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments in securities, at value (cost $42,673,869)	$53,311,489
Investments in affiliates, at value (cost $16,610)	8,250
Cash	529,181
Deposit at brokers for securities sold short	699,867
Receivable for investments sold	45,831
Receivable for Fund shares sold	62
Dividends and interest receivable	117,682
Prepaid expenses	14,238
Total Assets	54,726,600
Liabilities:
Securities sold short, at value (proceeds $676,567)	780,903
Payable for investments purchased	250,172
Payable for Fund shares redeemed	5,725
Payable for investment advisory fees	48,020
Payable for accounting fees	7,500
Payable for distribution fees	5,840
Payable for chief compliance officer compensation	867
Dividends payable on securities sold short	210
Other accrued expenses	85,952
Total Liabilities	1,185,189
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,029,777 shares outstanding)	$53,541,411

Net Assets Consist of:
Paid-in capital	$42,922,247
Total distributable earnings	10,619,164
Net Assets	$53,541,411

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,405,264 ÷ 198,066 shares outstanding; 100,000,000 shares authorized)	$17.19
Class A:
Net Asset Value and redemption price per share ($21,489,179 ÷ 1,276,968 shares outstanding; 200,000,000 shares authorized)	$16.83
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.86
Class C:
Net Asset Value and offering price per share ($943,370 ÷ 64,796 shares outstanding; 100,000,000 shares authorized)	$14.56	(a)
Class Y:
Net Asset Value, offering, and redemption price per share ($27,703,598 ÷ 1,489,947 shares outstanding; 100,000,000 shares authorized)	$18.59

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $46,289)	$1,336,581
Interest	109,637
Total Investment Income	1,446,218
Expenses:
Investment advisory fees	467,129
Distribution fees - Class AAA	8,093
Distribution fees - Class A	51,712
Distribution fees - Class C	12,768
Shareholder communications expenses	66,900
Legal and audit fees	64,853
Registration expenses	60,700
Directors’ fees	54,916
Shareholder services fees	37,124
Accounting fees	26,250
Custodian fees	13,555
Chief compliance officer compensation	2,462
Dividend expense on securities sold short	1,152
Interest expense	611
Service fees for securities sold short (See Note 2)	19
Miscellaneous expenses	16,362
Total Expenses	884,606
Less:
Expense reimbursements (See Note 3)	(152,704)
Expenses paid indirectly by broker (See Note 6)	(2,185)
Total Credits and Reimbursements	(154,889)
Net Expenses	729,717
Net Investment Income	716,501

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	909,173
Net realized loss on securities sold short	(27,142)
Net realized loss on forward foreign exchange contracts	(40)
Net realized gain on foreign currency transactions	8,878
Net realized gain on investments, securities sold short forward foreign exchange contracts, and foreign currency transactions	890,869
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	5,861,902
on investments - affiliated	(605)
on securities sold short	(2,595)
on foreign currency translations	1,631
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	5,860,333
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	6,751,202
Net Increase in Net Assets Resulting from Operations	$7,467,703

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2025	For the Period November 1, 2023 to September 30, 2024	Year Ended October 31, 2023
Operations:
Net investment income	$716,501	$482,668	$323,443
Net realized gain on investments, securities sold short, forward foreign exchange contracts, and foreign currency transactions	890,869	1,241,297	1,062,341
Net change in unrealized appreciation/depreciation on investments, securities sold short, forward foreign exchange contracts, and foreign currency translations	5,860,333	6,573,224	(2,108,735)
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,467,703	8,297,189	(722,951)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(101,050)	(92,601)	(26,115)
Class A	(650,236)	(541,560)	(167,670)
Class C	(36,823)	(58,242)	(24,836)
Class Y	(960,934)	(779,917)	(246,717)
Total Distributions to Shareholders	(1,749,043)	(1,472,320)	(465,338)

Capital Share Transactions:
Class AAA	(225,360)	(1,088,637)	(1,264,684)
Class A	(2,304,584)	(3,322,249)	(3,798,227)
Class C	(945,537)	(1,057,683)	(1,417,837)
Class Y	221,172	(3,984,175)	(6,361,505)
Net Decrease in Net Assets from Capital Share Transactions	(3,254,309)	(9,452,744)	(12,842,253)

Redemption Fees	85	180	—

Net Increase/(Decrease) in Net Assets	2,464,436	(2,627,695)	(14,030,542)

Net Assets:
Beginning of year	51,076,975	53,704,670	67,735,212
End of year	$53,541,411	$51,076,975	$53,704,670

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2025	$15.35	$0.16	$2.16	$2.32	$(0.10)	$(0.38)	$(0.48)	$0.00	$17.19	15.61%	$3,405	1.03	%(f)	1.87%		100%
2024	13.48	0.08	2.13 (g)	2.21	—	(0.34)	(0.34)	0.00	15.35	16.56 (g)	3,259	0.64	(h)	1.87	(h)	125
2023	13.86	0.02	(0.31)	(0.29)	—	(0.09)	(0.09)	—	13.48	(2.11)	3,878	0.18		1.84		171
2022	16.48	(0.04)	(1.51)	(1.55)	—	(1.07)	(1.07)	0.00	13.86	(10.07)	5,257	(0.24)		1.71		160
2021	13.83	(0.03)	2.68	2.65	—	—	—	0.00	16.48	19.16	6,553	(0.21)		1.69		173
2020	14.47	(0.01)	(0.35)	(0.36)	—	(0.28)	(0.28)	0.00	13.83	(2.60)	4,565	(0.07)		1.73		150
Class A
2025	$15.03	$0.15	$2.12	$2.27	$(0.10)	$(0.37)	$(0.47)	$0.00	$16.83	15.63%	$21,489	1.00	%(f)	1.87%		100%
2024	13.20	0.08	2.08 (g)	2.16	—	(0.33)	(0.33)	0.00	15.03	16.55 (g)	21,452	0.62	(h)	1.87	(h)	125
2023	13.57	0.02	(0.30)	(0.28)	—	(0.09)	(0.09)	—	13.20	(2.09)	21,957	0.17		1.84		171
2022	16.15	(0.03)	(1.48)	(1.51)	—	(1.07)	(1.07)	0.00	13.57	(10.02)	26,334	(0.23)		1.71		160
2021	13.56	(0.03)	2.62	2.59	—	—	—	0.00	16.15	19.10	32,286	(0.20)		1.69		173
2020	14.22	(0.04)	(0.34)	(0.38)	—	(0.28)	(0.28)	0.00	13.56	(2.79)	27,976	(0.26)		1.91		150
Class C
2025	$13.01	$0.01	$1.86	$1.87	$—	$(0.32)	$(0.32)	$0.00	$14.56	14.77%	$943	0.04	%(f)	2.62%		100%
2024	11.50	(0.02)	1.82 (g)	1.80	—	(0.29)	(0.29)	0.00	13.01	15.80 (g)	1,767	(0.18	)(h)	2.62	(h)	125
2023	11.92	(0.07)	(0.27)	(0.34)	—	(0.08)	(0.08)	—	11.50	(2.89)	2,564	(0.60)		2.59		171
2022	14.41	(0.13)	(1.29)	(1.42)	—	(1.07)	(1.07)	0.00	11.92	(10.65)	4,056	(0.99)		2.46		160
2021	12.19	(0.13)	2.35	2.22	—	—	—	0.00	14.41	18.21	6,753	(0.95)		2.44		173
2020	12.88	(0.09)	(0.32)	(0.41)	—	(0.28)	(0.28)	0.00	12.19	(3.33)	7,683	(0.77)		2.48		150
Class Y
2025	$16.61	$0.33	$2.31	$2.64	$(0.25)	$(0.41)	$(0.66)	$0.00	$18.59	16.58%	$27,704	1.92	%(f)	1.00	%(i)	100%
2024	14.56	0.21	2.30 (g)	2.51	(0.09)	(0.37)	(0.46)	0.00	16.61	17.50 (g)	24,599	1.48	(h)	1.01	(h)(i)	125
2023	14.87	0.15	(0.34)	(0.19)	(0.02)	(0.10)	(0.12)	—	14.56	(1.30)	25,307	1.00		1.01	(i)	171
2022	17.53	0.08	(1.61)	(1.53)	(0.06)	(1.07)	(1.13)	0.00	14.87	(9.37)	32,088	0.48		1.02	(i)	160
2021	14.66	0.08	2.83	2.91	(0.04)	—	(0.04)	0.00	17.53	19.87	46,562	0.45		1.04	(i)	173
2020	15.28	0.04	(0.38)	(0.34)	—	(0.28)	(0.28)	0.00	14.66	(2.33)	41,698	0.24		1.47	(i)	150

*	For 2020 through 2023 the Fund had a fiscal year end of October 31. In 2024 the Fund changed fiscal year ends from October to September. 2024 is for the period November 1, 2023 to September 30, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2021, and 2020 would have been 1.86%, 1.84%, 1.65%, and 1.59% (Class AAA), 1.86%, 1.84%, 1.66%, and 1.77% (Class A), 2.61%, 2.59%, 2.41%, and 2.34% (Class C), 1.00%, 1.01%, 1.00%, and 1.33% (Class Y). For the years ended September 30, 2025, and October 31, 2022, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	The Fund incurred interest expense during all periods presented. For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.86%, 1.70%, and 1.69% (Class AAA), 1.86%, 1.70%, and 1.69% (Class A), 2.61%, 2.45%, and 2.44% (Class C), and 1.00%, 1.01%, and 1.03% (Class Y). For the years ended September 30, 2025, October 31, 2023, and 2020, there was no material impact on the expense ratios.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.05 (Class AAA), $0.04 (Class A), $(0.09) (Class C), and $0.20 (Class Y), respectively, and the net investment income (loss) ratio would have been 0.32% (Class AAA), 0.29% (Class A), (0.68)% (Class C), and 1.21% (Class Y), respectively.
(g)	Includes proceeds received from litigation settlements during eleven month period ended September 30, 2024. Had the fund not received these payments, the net realized and unrealized gain (loss) on investments per share amount would have been $1.99, $1.94, $1.70, and $2.15, and total return would have been 15.50%, 15.47%, 14.73%, and 16.44% for Class AAA, Class A, Class C, and Class Y, respectively.
(h)	Annualized.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights (Continued)

(i)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class Y expenses to the Fund. For the year ended September 30, 2025, the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2022, 2021, and 2020, these reimbursements amounted to $152,704, $139,968, $171,717, $180,664, $167,545, and $8,086, respectively. Without these reimbursements, the operating expenses would have been 1.62%, 1.62%, 1.59%, 1.46%, 1.44%, and 1.47%, respectively.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund (the Fund), the sole series of the Gabelli 787 Fund, Inc. (the Corporation), is incorporated in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Its primary objective is capital appreciation. The Fund commenced investment operations on February 28, 2001. On August 21, 2024, the Board of Directors (the Board) approved a change of the fiscal year end of the Fund from October 31 to September 30, effective as of September 30, 2024. This report reflects the activity of the Fund for the fiscal year ended September 30, 2025.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of the Fund under the general supervision of the Fund’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to:

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$4,194,930	$8,250	—	$4,203,180
Entertainment	5,262,342	41,250	—	5,303,592
Health Care	6,142,460	36,278	—	6,178,738
Machinery	583,409	—	$135,016	718,425
Real Estate	394,276	0	—	394,276
Retail	1,623,892	162,600	—	1,786,492
Telecommunications	3,715,888	306,134	—	4,022,022
Wireless Communications	2,408,538	133,112	—	2,541,650
Other Industries (b)	27,569,812	—	—	27,569,812
Total Common Stocks	51,895,547	687,624	135,016	52,718,187
Closed-End Funds	—	40,500	—	40,500
Rights (b)	167,840	150,295	0	318,135
U.S. Government Obligations	—	242,917	—	242,917
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$52,063,387	$1,121,336	$135,016	$53,319,739

LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(780,903)	—	—	$(780,903)
TOTAL INVESTMENTS – LIABILITIES	$(780,903)	—	—	$(780,903)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the fiscal year ended September 30, 2025, the Fund did not invest in Acquired Funds.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at September 30, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the fiscal year ended September 30, 2025, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at September 30, 2025 are reflected within the Schedule of Investments. For the fiscal year ended September 30, 2025, the Fund incurred $19 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. For the year ended September 30, 2025, the Fund received special cash dividends from Array Digital Infrastructure Inc. in the amount of $356,500.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, sale of investments in partnerships, distribution reclass, and adjustments for sales on investments in passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2025, reclassifications were made to decrease paid-in capital by $70, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the fiscal year ended September 30, 2025, fiscal period ended September 30, 2024, and the year ended October 31, 2023 was as follows:

	Year Ended September 30, 2025	For the Period November 1, 2023 to September 30, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,650,984	$1,417,895	$45,009
Net long term capital gains	98,059	54,425	420,329
Total distributions paid	$1,749,043	$1,472,320	$465,338

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$1,245,278
Undistributed long term capital gains	519,690
Net unrealized appreciation on investments and foreign currency translations	8,854,238
Other temporary differences*	(42)
Total	$10,619,164

*	Other temporary differences are due to short positions.

At September 30, 2025, the temporary difference between book basis and tax basis net unrealized appreciation/(depreciation) on investments was due to deferral of losses from wash sales for tax purposes, mark-to-market adjustments on investments in passive foreign investment companies, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$43,686,244	$13,881,046	$(5,026,808)	$8,854,238

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class Y to the extent necessary to maintain Class Y’s total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least February 28, 2026 at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets. During the fiscal year ended September 30, 2025, the Adviser reimbursed certain expenses in the amount of $152,704. At September 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $464,389:

For the fiscal year ended October 31, 2023, expiring October 31, 2025	$171,717
For the fiscal period ended September 30, 2024, expiring September 30, 2026	139,968
For the fiscal year ended September 30, 2025, expiring September 30, 2027	152,704
$464,389

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class Y Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y Shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $47,874,166 and $51,139,210, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Fund paid $23,941 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $863 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2025 and the fiscal period ended September 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during these periods were $2,185 and $2,133, respectively.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal year ended September 30, 2025 and the fiscal period ended September 30, 2024, the Fund accrued $26,250 and $41,250, respectively, in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund is allocated a portion of the chief compliance officer’s cost. For the fiscal year ended September 30, 2025 and the fiscal period ended September 30, 2024, the Fund paid or accrued $2,462, and $2,485, respectively, in chief compliance officer compensation in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At September 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 12 days of borrowings during the fiscal year ended September 30, 2025 was $241,083 with a weighted average interest rate of 5.58%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2025 was $309,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class Y Shares. Class AAA and Class Y Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025, the fiscal period ended September 30, 2024, and the fiscal year ended October 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended		Eleven Month Period Ended		Year Ended
	September 30, 2025		September 30, 2024		October 31, 2023
	Shares	Amount	Shares	Amount	Shares	Amount
Class AAA
Shares sold	10,937	$175,830	4,357	$62,808	32,973	$469,780
Shares issued upon reinvestment of distributions	6,782	101,050	6,466	92,601	1,897	26,115
Shares redeemed	(31,935)	(502,240)	(86,238)	(1,244,046)	(126,405)	(1,760,579)
Net decrease	(14,216)	$(225,360)	(75,415)	$(1,088,637)	(91,535)	$(1,264,684)

Class A
Shares sold	60,042	$912,972	65,681	$920,024	105,183	$1,452,083
Shares issued upon reinvestment of distributions	38,150	556,230	32,133	450,820	10,586	142,802
Shares redeemed	(248,285)	(3,773,786)	(334,549)	(4,693,093)	(392,018)	(5,393,112)
Net decrease	(150,093)	$(2,304,584)	(236,735)	$(3,322,249)	(276,249)	$(3,798,227)

Class C
Shares sold	1,633	$21,842	4,515	$54,938	4,872	$58,430
Shares issued upon reinvestment of distributions	2,864	36,310	4,725	57,693	2,085	24,663
Shares redeemed	(75,489)	(1,003,689)	(96,418)	(1,170,314)	(124,321)	(1,500,930)
Net decrease	(70,992)	$(945,537)	(87,178)	$(1,057,683)	(117,364)	$(1,417,837)

Class Y
Shares sold	296,893	$5,146,314	136,484	$2,116,925	55,498	$832,132
Shares issued upon reinvestment of distributions	58,710	939,948	49,520	762,605	16,377	241,886
Shares redeemed	(346,744)	(5,865,090)	(443,511)	(6,863,705)	(491,277)	(7,435,523)
Net increase/(decrease)	8,859	$221,172	(257,507)	$(3,984,175)	(419,402)	$(6,361,505)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the fiscal year ended September 30, 2025 is set forth below:

	Market Value at September 30, 2024	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Depreciation	Market Value at September 30, 2025	Dividend Income	Percent Owned of Shares
Schmitt Industries Inc.†	$8,855	—	$—	$—	$(605)	$8,250	$—	14.20%

†	Non-income producing security.

During the fiscal year ended September 30, 2025, the Fund engaged in sell transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $1,200 in sell transactions, with a loss of $45,258.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Gabelli 787 Fund, Inc. and Shareholders of Gabelli Enterprise Mergers and Acquisitions Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for the year ended September 30, 2025, the period November 1, 2023 through September 30, 2024, and the year ended October 31, 2023, including the related notes, and the financial highlights for the year ended September 30, 2025, the period November 1, 2023 through September 30, 2024, and for each of the four years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year ended September 30, 2025, the changes in its net assets for the year ended September 30, 2025, the period November 1, 2023 through September 30, 2024, and the year ended October 31, 2023 and the financial highlights for the year ended September 30, 2025, the period November 1, 2023 through September 30, 2024, and for each of the four years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

November 25, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

Gabelli Enterprise Mergers and Acquisitions Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Enterprise Mergers and Acquisitions Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income (comprised of net investment income) totaling $0.10, $0.10, and $0.25 for Class AAA, Class A, and Class Y, respectively, and long term capital gains totaling $98,059 or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended September 30, 2025, 72.02% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 4.24% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 4.24%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Enterprise Mergers and Acquisitions Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of September 30, 2025 was 0.4%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
A Portfolio of the Gabelli 787 Fund, Inc.
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

James P. Conn
Former Managing Director and Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Vincent D. Enright
Former Senior Vice President and Chief Financial Officer,
KeySpan Corporation

Eileen Cheigh Nakamura
Former VP
Pfizer, Inc.

Regina M. Pitaro
Managing Director,
GAMCO Asset Management, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial & Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q325AR

GABELLI FUNDS

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Annual Report
September 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2025	$15.35	$0.16	$2.16	$2.32	$(0.10)	$(0.38)	$(0.48)	$0.00	$17.19	15.61%	$3,405	1.03	%(f)	1.87%		100%
2024	13.48	0.08	2.13 (g)	2.21	—	(0.34)	(0.34)	0.00	15.35	16.56 (g)	3,259	0.64	(h)	1.87	(h)	125
2023	13.86	0.02	(0.31)	(0.29)	—	(0.09)	(0.09)	—	13.48	(2.11)	3,878	0.18		1.84		171
2022	16.48	(0.04)	(1.51)	(1.55)	—	(1.07)	(1.07)	0.00	13.86	(10.07)	5,257	(0.24)		1.71		160
2021	13.83	(0.03)	2.68	2.65	—	—	—	0.00	16.48	19.16	6,553	(0.21)		1.69		173
2020	14.47	(0.01)	(0.35)	(0.36)	—	(0.28)	(0.28)	0.00	13.83	(2.60)	4,565	(0.07)		1.73		150
Class A
2025	$15.03	$0.15	$2.12	$2.27	$(0.10)	$(0.37)	$(0.47)	$0.00	$16.83	15.63%	$21,489	1.00	%(f)	1.87%		100%
2024	13.20	0.08	2.08 (g)	2.16	—	(0.33)	(0.33)	0.00	15.03	16.55 (g)	21,452	0.62	(h)	1.87	(h)	125
2023	13.57	0.02	(0.30)	(0.28)	—	(0.09)	(0.09)	—	13.20	(2.09)	21,957	0.17		1.84		171
2022	16.15	(0.03)	(1.48)	(1.51)	—	(1.07)	(1.07)	0.00	13.57	(10.02)	26,334	(0.23)		1.71		160
2021	13.56	(0.03)	2.62	2.59	—	—	—	0.00	16.15	19.10	32,286	(0.20)		1.69		173
2020	14.22	(0.04)	(0.34)	(0.38)	—	(0.28)	(0.28)	0.00	13.56	(2.79)	27,976	(0.26)		1.91		150
Class C
2025	$13.01	$0.01	$1.86	$1.87	$—	$(0.32)	$(0.32)	$0.00	$14.56	14.77%	$943	0.04	%(f)	2.62%		100%
2024	11.50	(0.02)	1.82 (g)	1.80	—	(0.29)	(0.29)	0.00	13.01	15.80 (g)	1,767	(0.18	)(h)	2.62	(h)	125
2023	11.92	(0.07)	(0.27)	(0.34)	—	(0.08)	(0.08)	—	11.50	(2.89)	2,564	(0.60)		2.59		171
2022	14.41	(0.13)	(1.29)	(1.42)	—	(1.07)	(1.07)	0.00	11.92	(10.65)	4,056	(0.99)		2.46		160
2021	12.19	(0.13)	2.35	2.22	—	—	—	0.00	14.41	18.21	6,753	(0.95)		2.44		173
2020	12.88	(0.09)	(0.32)	(0.41)	—	(0.28)	(0.28)	0.00	12.19	(3.33)	7,683	(0.77)		2.48		150
Class Y
2025	$16.61	$0.33	$2.31	$2.64	$(0.25)	$(0.41)	$(0.66)	$0.00	$18.59	16.58%	$27,704	1.92	%(f)	1.00	%(i)	100%
2024	14.56	0.21	2.30 (g)	2.51	(0.09)	(0.37)	(0.46)	0.00	16.61	17.50 (g)	24,599	1.48	(h)	1.01	(h)(i)	125
2023	14.87	0.15	(0.34)	(0.19)	(0.02)	(0.10)	(0.12)	—	14.56	(1.30)	25,307	1.00		1.01	(i)	171
2022	17.53	0.08	(1.61)	(1.53)	(0.06)	(1.07)	(1.13)	0.00	14.87	(9.37)	32,088	0.48		1.02	(i)	160
2021	14.66	0.08	2.83	2.91	(0.04)	—	(0.04)	0.00	17.53	19.87	46,562	0.45		1.04	(i)	173
2020	15.28	0.04	(0.38)	(0.34)	—	(0.28)	(0.28)	0.00	14.66	(2.33)	41,698	0.24		1.47	(i)	150

*	For 2020 through 2023 the Fund had a fiscal year end of October 31. In 2024 the Fund changed fiscal year ends from October to September. 2024 is for the period November 1, 2023 to September 30, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2021, and 2020 would have been 1.86%, 1.84%, 1.65%, and 1.59% (Class AAA), 1.86%, 1.84%, 1.66%, and 1.77% (Class A), 2.61%, 2.59%, 2.41%, and 2.34% (Class C), 1.00%, 1.01%, 1.00%, and 1.33% (Class Y). For the years ended September 30, 2025, and October 31, 2022, there was no material impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	The Fund incurred interest expense during all periods presented. For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.86%, 1.70%, and 1.69% (Class AAA), 1.86%, 1.70%, and 1.69% (Class A), 2.61%, 2.45%, and 2.44% (Class C), and 1.00%, 1.01%, and 1.03% (Class Y). For the years ended September 30, 2025, October 31, 2023, and 2020, there was no material impact on the expense ratios.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.05 (Class AAA), $0.04 (Class A), $(0.09) (Class C), and $0.20 (Class Y), respectively, and the net investment income (loss) ratio would have been 0.32% (Class AAA), 0.29% (Class A), (0.68)% (Class C), and 1.21% (Class Y), respectively.
(g)	Includes proceeds received from litigation settlements during eleven month period ended September 30, 2024. Had the fund not received these payments, the net realized and unrealized gain (loss) on investments per share amount would have been $1.99, $1.94, $1.70, and $2.15, and total return would have been 15.50%, 15.47%, 14.73%, and 16.44% for Class AAA, Class A, Class C, and Class Y, respectively.
(h)	Annualized.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights (Continued)

(i)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class Y expenses to the Fund. For the year ended September 30, 2025, the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2022, 2021, and 2020, these reimbursements amounted to $152,704, $139,968, $171,717, $180,664, $167,545, and $8,086, respectively. Without these reimbursements, the operating expenses would have been 1.62%, 1.62%, 1.59%, 1.46%, 1.44%, and 1.47%, respectively.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

James P. Conn	$5,000
Vincent D. Enright	$5,500
Eileen Nakamura	$5,000
Salvatore M. Salibello	$5,000
Salvatore J. Zizza	$6,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.